Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (15,464,432)	$ (1,712,172)	$ (18,604,910)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party under note payable		3,356
Financing cost – derivative warrant liabilities		475,854
Change in fair value of derivative warrant liabilities	14,671,670	1,121,670	13,980,000
Changes in operating assets and liabilities:
Accounts payable		32,531	14,364
Prepaid expenses		(766,876)	196,250
Due to related party		6,610	22,562
Franchise tax payable		56,488	8,314
Accrued expenses			3,442,815
Net cash used in operating activities		(782,539)	(974,148)
Net loss	(15,464,432)	(1,712,172)	(18,604,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account			(33,543)
Change in fair value of derivative warrant liabilities	14,671,670	1,121,670	13,980,000
INVESTING ACTIVITIES
Net cash provided by (used in) investing activities		(275,000,000)
Cash deposited in Trust Account		(275,000,000)
FINANCING ACTIVITIES
Net cash provided by financing activities		276,787,884
Proceeds from issuance of Class B common stock to Sponsor		25,000
Proceeds from note payable to related party		172,304
Repayment of note payable to related party		(175,660)
Proceeds received from initial public offering, gross		275,000,000
Proceeds received from private placement		7,750,000
Offering costs paid		(5,983,760)
Cash and cash equivalents, beginning of year		0	1,005,345
Cash and cash equivalents, end of year	31,197	1,005,345	31,197		$ 1,005,345
Forfeiture of Class B common stock		31,000
Offering costs included in accrued expenses		75,000
Deferred underwriting commissions in connection with the initial public offering		9,625,000
Initial value of Class A Common Stock subject to possible redemption		246,255,050
Change in initial value of Class A Common Stock subject to possible redemption		(1,183,460)	18,604,910
Derivative liabilities in connection with initial public offering and private placement		15,783,330
Reconciliation of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents, end of year	31,197	1,005,345	31,197		1,005,345
Net increase in cash		1,005,345	(974,148)
OPERATING ACTIVITIES
Net increase in cash		1,005,345	(974,148)
Cash and cash equivalents, beginning of year		0	1,005,345
Cash and cash equivalents, end of year	31,197	1,005,345	31,197		1,005,345
A Place For Rover INC
Net loss	(2,806,000)		(13,397,000)	$ (38,624,000)	(57,485,000)	$ (51,714,000)	$ (64,677,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			2,148,000	2,479,000	5,541,000	4,067,000	6,682,000
Depreciation and amortization			7,177,000	11,243,000	18,713,000	13,596,000	9,656,000
Net amortization (accretion) of investment premiums (discounts)				9,000	11,000	(639,000)	(700,000)
Issuance of common stock warrants						453,000	189,000
Amortization of debt issuance costs			238,000	240,000	841,000	186,000	59,000
Deferred income taxes			(329,000)	(96,000)	(303,000)	(588,000)	(278,000)
Loss on disposal of property and equipment			10,000	177,000	191,000	285,000
Impairment of DogHero investment					2,080,000
Non-cash operating lease costs			950,000
Changes in operating assets and liabilities:
Accounts receivable			(9,188,000)	760,000	(519,000)	(1,760,000)	(151,000)
Prepaid expenses and other current assets			712,000	518,000	460,000	(935,000)	(1,376,000)
Other noncurrent assets			38,000		(59,000)	(117,000)	9,000
Accounts payable			1,512,000	(4,730,000)	(4,437,000)	887,000	4,700,000
Accrued expenses and other current liabilities			980,000	(4,727,000)	(3,177,000)	666,000	1,675,000
Deferred revenue					(1,736,000)	518,000	870,000
Pet parent deposits					(13,508,000)	2,648,000	5,738,000
Pet service provider liabilities			2,540,000	(3,646,000)	(5,320,000)	2,846,000	3,401,000
Other noncurrent liabilities			111,000	1,148,000	1,752,000	4,880,000	140,000
Deferred revenue and pet parent deposits			33,321,000	(11,652,000)
Operating lease liabilities			(1,057,000)
Net cash used in operating activities			25,766,000	(46,901,000)	(56,955,000)	(24,721,000)	(34,063,000)
Net loss	(2,806,000)				(57,485,000)	(51,714,000)	(64,677,000)
INVESTING ACTIVITIES
Purchase of property and equipment			(393,000)	(455,000)	(910,000)	(16,367,000)	(1,159,000)
Capitalization of internal-use software			(2,988,000)	(3,969,000)	(6,757,000)	(11,906,000)	(6,185,000)
Net cash used in acquisition of Barking Dog Ventures, Ltd.							(14,100,000)
Purchases of available-for-sale securities				(16,286,000)	(16,286,000)	(72,299,000)	(110,021,000)
Proceeds from sales of available-for-sale securities				5,367,000	29,002,000	22,356,000
Maturities of available-for-sale securities				17,830,000	23,450,000	97,933,000	89,473,000
Repayment of note receivable							3,000,000
Net cash provided by (used in) investing activities			(3,362,000)	2,487,000	31,419,000	14,717,000	(38,992,000)
Proceeds from disposal of property and equipment			19,000
FINANCING ACTIVITIES
Proceeds from issuance of redeemable convertible preferred stock, net							123,655,000
Proceeds from exercise of common stock options			1,482,000	251,000	788,000	773,000	726,000
Proceeds from borrowing on credit facilities				64,401,000	64,563,000
Repayment of borrowings on credit facilities					(26,439,000)
Issuance costs related to debt financing					(281,000)		(207,000)
Net cash provided by financing activities			130,000	64,652,000	38,631,000	773,000	124,174,000
Payment of deferred transaction costs			(1,352,000)
Effect of exchange rate changes on cash and cash equivalents			4,000	22,000	99,000	(70,000)	44,000
Net increase (decrease) in cash and cash equivalents			22,538,000	20,260,000	13,194,000	(9,301,000)	51,163,000
Cash and cash equivalents, beginning of year			80,848,000	67,654,000	67,654,000	76,955,000	25,792,000
Cash and cash equivalents, end of year	103,386,000	80,848,000	103,386,000	87,870,000	80,848,000	67,654,000	76,955,000
Cash paid for income taxes			7,000	49,000	282,000	7,000	7,000
Cash paid for interest			1,138,000	729,000	2,073,000	19,000	83,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Issuance of Series G redeemable convertible preferred stock and common stock for acquisition of Barking Dog Ventures, Ltd.							14,311,000
Issuance of Series G redeemable convertible preferred stock and common stock to settle Barking Dog Ventures, Ltd. holdback				62,000	62,000	3,633,000
Issuance of common stock warrants under credit facility and subordinated credit facility agreements				657,000	657,000	234,000	50,000
Cash, cash equivalents, and restricted cash beginning of period			80,848,000	67,654,000	67,654,000
Cash, cash equivalents, and restricted cash end of period	103,386,000	80,848,000	103,386,000	87,914,000	80,848,000	67,654,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Purchase of property and equipment in accounts payable and accrued liabilities				8,000
Issuance of common stock warrants under credit facility and subordinated credit facility agreements				657,000	657,000	234,000	50,000
Issuance of Series G redeemable convertible preferred stock and common stock to settle Barking Dog Ventures, Ltd. holdback				62,000	62,000	3,633,000
Deferred transaction costs included in accrued expenses and other current liabilities			3,430,000
Reconciliation of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents, end of year	103,386,000	80,848,000	103,386,000	87,870,000	80,848,000	67,654,000	76,955,000
Restricted cash included in prepaid expenses and other current assets				44,000
Cash, cash equivalents, and restricted cash end of period	103,386,000	80,848,000	103,386,000	87,914,000	80,848,000	67,654,000
OPERATING ACTIVITIES
Cash and cash equivalents, beginning of year			80,848,000	67,654,000	67,654,000	76,955,000	25,792,000
Cash and cash equivalents, end of year	$ 103,386,000	$ 80,848,000	$ 103,386,000	$ 87,870,000	80,848,000	67,654,000	$ 76,955,000
A Place For Rover INC | Dog Hero
INVESTING ACTIVITIES
Purchase of Series C preference shares of DogHero Ltd.						$ (5,000,000)
Proceeds from sale of DogHero investment					$ 2,920,000